UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22550

Name of Fund:    BlackRock Preferred Partners LLC

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Preferred Partners LLC, 55 East 52nd Street,

New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 03/31/2014

Date of reporting period: 12/31/2013

Item 1 – Schedule of Investments

Schedule of Investments December 31, 2013 (Unaudited)
(Percentages shown are based on Members’ Capital)

Portfolio Funds	Value
Directional Trading — 12.7%
D.E. Shaw Oculus International Fund, Liquidity Class	$3,136,632
Fortress Asia Macro Fund Ltd., Class A:
Series 05-2011	2,687,111
Series 01-2013	175,613
Series 03-2013	114,681
Series 05-2013	109,095
Series 06-2013	1,044,835
Series 11-2013	1,042,560

8,310,527

Event Driven — 24.9%
Aristeia International, Ltd., Class A:
Series A-NV	2,057,499
Series 02-2013	282,099
Series 03-2013	168,755
Series 04-2013	54,878
Series 05-2013	328,497
Series 09-2013	207,832
Davidson Kempner International (BVI), Ltd., Class C, Tranche 3,
Series 01-2012	1,553,716
Jet Capital Concentrated Offshore Fund, Ltd., Class E,
Non-Voting Shares:
Series 2, 07-2013	611,777
Series 3, 08-2013	1,893,228
Series 4, 09-2013	777,438
King Street Capital, Ltd., Class S, Series 53	2,834
Pentwater Event Fund, Ltd., Class F-NV-U:
Initial Series	3,789,765
Series 03-2013	398,726
Series 04-2013	165,833
Series 09-2013	317,353
Series 11-2013	513,797
Series 12-2013	153,288
York Investment, Ltd., Class D-U:
Series 1	2,140,429
Series 02-2013	349,041
Series 03-2013	232,707
Series 04-2013	171,775
Series 05-2013	112,593

16,283,860

Fundamental Long/Short — 42.2%
Anchor Bolt Offshore Fund LTD., Class A1:
Series 8	1,349,764
Series 9	1,021,651
Series 10	505,476
Brigade Leveraged Capital Structures Offshore, Ltd.:
Series 01-2007 NV	1,843,848
Series 02-2013 NV	315,333
Series 03-2013 NV	105,438
Series 04-2013 NV	155,852
Series 05-2013 NV	308,649
Claren Road Credit Fund, Ltd., Class A:
Series 32	2,658,527
Series 83	515,468
Series 84	201,750
Glenview Capital Partners (Cayman), Ltd., Series G/84	3,231,523

Portfolio Funds	Value
Fundamental Long/Short (concluded)
Myriad Opportunities Offshore Fund, Ltd., Class B:
Series 40	$2,878,117
Series 40D	113,427
Series 40E	519,479
One William Street Capital Offshore Fund, Ltd., Class CC:
Series 09-2011-AA	1,852,487
Series 02-2012	122,530
Series 03-2012	662,813
Series 04-2012	237,857
Series 06-2012	292,827
Series 08-2012	284,782
Series 12-2012	373,295
Series 03-2013	306,484
Series 04-2013	101,278
Series 11-2013	1,008,620
Series 12-2013	100,330
Panning Overseas Fund, Ltd.:
Initial Series	2,456,220
Series 03-2013	456,515
Series 05-2013	162,686
Series 11-2013	362,382
Scout Capital Fund, Ltd., Class B, Series NV-11	3,025,851

27,531,259

Relative Value — 28.7%
AlphaBet Offshore Ltd., Class A21:
Series 06-2013	2,419,630
Series 09-2013	497,875
BG Fund, Class D	2,964,358
Citadel Global Fixed Income Fund, Ltd., Class A	4,186,722
HBK Offshore Fund II LP, Class A, Sub-Class A	1,929,997
Magnetar Capital Fund II, Ltd., Class A:
Series 25	1,089,904
Series 47	372,073
Series 50	121,116
Series 52	237,931
Series 58	295,620
Series 62	176,374
Series 75	448,191
Series 81	707,614
Series 83	214,506
Peak6 Achievement Fund, Ltd., Class E:
Series 04-2013	2,477,840
Series 05-2013	313,108
Series 09-2013	315,047

18,767,906
Total Investments (Cost $60,796,116*) — 108.5%	70,893,552
Liabilities in Excess of Other Assets — (8.5)%	(5,546,334)

Members’ Capital — 100.0%	$65,347,218

BLACKROCK PREFERRED PARTNERS LLC	DECEMBER 31, 2013	1

Schedule of Investments (continued)

Notes to Schedule of Investments

*	As of December 31, 2013, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$66,430,293

Gross unrealized appreciation	$4,465,384
Gross unrealized depreciation	(2,125)

Net unrealized appreciation	$4,463,259

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access.

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs). If the reporting entity has the ability to redeem its investment with the Portfolio Funds at the net asset value per share (or its equivalent) at the measurement date or within the near term and there are no other liquidity restrictions, the Fund’s investment in the Portfolio Fund will be considered Level 2.

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments). Investments in Portfolio Funds that are currently subject to liquidity restrictions that will not be lifted in the near term will be considered Level 3.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Fund’s investments in Portfolio Funds not otherwise traded on an active exchange are classified within Level 2 or Level 3 of the fair value hierarchy as the value of these interests are primarily based on the respective net asset value reported by management of each Portfolio Fund rather than actual market transactions and other observable market data. The determination of whether such investment will be classified in Level 2 or Level 3 will be based upon the ability to redeem such investment within a reasonable period of time (within 90 days of the period end and any other month-end). If an investment in a Portfolio Fund may be redeemed within 90 days of the period end and any other month-end, and the fair value of the investment is based on information provided by management of the Portfolio Funds and has not been adjusted by BlackRock Advisors LLC, it is classified as Level 2; in all other cases it is classified as Level 3. Changes in redemption features may result in transfers into or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Portfolio Funds:[1]
Directional Trading	—	$5,173,895	$3,136,632	$8,310,527
Event Driven	—	7,659,821	8,624,039	16,283,860
Fundamental Long/Short	—	6,607,268	20,923,991	27,531,259
Relative Value	—	5,881,863	12,886,043	18,767,906
Total	—	$25,322,847	$45,570,705	$70,893,552

[1]	In determining the classification of investments in Portfolio Funds included in the table above, no consideration was given to the classification of securities held by each underlying Portfolio Fund.

The carrying amount for certain of the Fund’s assets approximates fair value for financial reporting purposes. As of December 31, 2013, cash of $4,229,878 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between Level 1 and Level 2 during the period ended December 31, 2013.

2	BLACKROCK PREFERRED PARTNERS LLC	DECEMBER 31, 2013

Schedule of Investments (concluded)

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to members’ capital. The following table is a reconciliation of Level 3 investments:

Assets:	Directional Trading	Event Driven	Fundamental Long/Short	Relative Value	Total
Opening Balance, as of March 31, 2013	$3,160,993	$4,073,063	$20,855,087	$8,993,988	$37,083,131
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3[1]	—	—	(6,455,831)	—	(6,455,831)
Accrued discounts/premiums	—	—	—	—	—
Net realized gain (loss)	—	43,401	33,592	254,367	331,360
Net change in unrealized appreciation/depreciation[2]	(24,361)	702,923	1,091,143	767,147	2,536,852
Purchases	—	4,103,001	5,600,000	4,500,000	14,203,001
Sales	—	(298,349)	(200,000)	(1,629,459)	(2,127,808)
Closing Balance, as of December 31, 2013	$3,136,632	$8,624,039	$20,923,991	$12,886,043	$45,570,705

[1]

As of March 31, 2013, the Fund used significant unobservable inputs in determining the value of certain investments. As of December 31, 2013, the Fund used observable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $6,455,831 transferred from Level 3 to Level 2 in the disclosure hierarchy.

[2]	The change in unrealized appreciation/depreciation on investments still held as of December 31, 2013 was $2,868,212.

BLACKROCK PREFERRED PARTNERS LLC	DECEMBER 31, 2013	3

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Preferred Partners LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Preferred Partners LLC

Date: February 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Preferred Partners LLC

Date: February 24, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Preferred Partners LLC

Date: February 24, 2014